Eaton Vance

Small-Cap Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 3.9%
Hexcel Corp.	33,675	$1,252,373
Mercury Systems, Inc.(1)	18,862	1,345,615

		$2,597,988

Auto Components — 2.2%
Dana, Inc.	44,066	$344,156
Dorman Products, Inc.(1)	12,515	691,704
Visteon Corp.(1)	8,795	421,984

		$1,457,844

Banks — 7.9%
City Holding Co.	8,855	$589,123
Columbia Banking System, Inc.	25,858	692,994
Commerce Bancshares, Inc.	9,570	481,850
Community Bank System, Inc.	22,183	1,304,361
First Citizens BancShares, Inc., Class A	2,701	899,082
Independent Bank Corp.	8,436	543,025
Stock Yards Bancorp, Inc.	26,585	769,104

		$5,279,539

Biotechnology — 2.5%
Emergent BioSolutions, Inc.(1)	17,436	$1,008,847
Ligand Pharmaceuticals, Inc.(1)	8,954	651,135

		$1,659,982

Building Products — 1.9%
CSW Industrials, Inc.	8,378	$543,313
Trex Co., Inc.(1)	9,469	758,846

		$1,302,159

Capital Markets — 0.3%
Cohen & Steers, Inc.	4,049	$184,027

		$184,027

Chemicals — 6.1%
Balchem Corp.	13,529	$1,335,583
NewMarket Corp.	3,327	1,273,808
Valvoline, Inc.	111,496	1,459,483

		$4,068,874

Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	3,175	$165,259

		$165,259

Diversified Consumer Services — 2.2%
K12, Inc.(1)	20,277	$382,424
ServiceMaster Global Holdings, Inc.(1)	41,031	1,107,837

		$1,490,261

Electric Utilities — 1.5%
ALLETE, Inc.	16,539	$1,003,587

		$1,003,587

Equity Real Estate Investment Trusts (REITs) — 8.3%
CubeSmart	40,427	$1,083,039
EastGroup Properties, Inc.	10,405	1,087,114
Essential Properties Realty Trust, Inc.	64,247	839,066
Healthcare Realty Trust, Inc.	48,031	1,341,506
Rexford Industrial Realty, Inc.	28,889	1,184,738

		$5,535,463

Food & Staples Retailing — 0.6%
Performance Food Group Co.(1)	17,430	$430,870

		$430,870

Food Products — 3.4%
Flowers Foods, Inc.	20,516	$420,988
J&J Snack Foods Corp.	1,897	229,537
Lancaster Colony Corp.	2,708	391,685
Nomad Foods, Ltd.(1)	68,098	1,263,899

		$2,306,109

Gas Utilities — 2.4%
ONE Gas, Inc.	19,379	$1,620,472

		$1,620,472

Health Care Equipment & Supplies — 7.4%
Envista Holdings Corp.(1)	26,151	$390,696
Haemonetics Corp.(1)	16,851	1,679,370
ICU Medical, Inc.(1)	9,188	1,853,863
Integra LifeSciences Holdings Corp.(1)	23,294	1,040,543

		$4,964,472

Health Care Providers & Services — 7.8%
Addus HomeCare Corp.(1)	15,786	$1,067,134
Amedisys, Inc.(1)	3,949	724,800
Chemed Corp.	3,512	1,521,398
LHC Group, Inc.(1)	9,287	1,302,037
R1 RCM, Inc.(1)	70,399	639,927

		$5,255,296

Hotels, Restaurants & Leisure — 0.6%
Choice Hotels International, Inc.	6,794	$416,132

		$416,132

Insurance — 6.4%
AMERISAFE, Inc.	12,726	$820,445
First American Financial Corp.	12,057	511,337
Horace Mann Educators Corp.	32,325	1,182,772
RLI Corp.	9,751	857,405
Selective Insurance Group, Inc.	18,791	933,913

		$4,305,872

IT Services — 2.9%
Euronet Worldwide, Inc.(1)	3,119	$267,361
NIC, Inc.	73,034	1,679,782

		$1,947,143

Machinery — 4.6%
Mueller Water Products, Inc., Class A	172,715	$1,383,447
RBC Bearings, Inc.(1)	4,348	490,411
Welbilt, Inc.(1)	40,218	206,318
Woodward, Inc.	16,488	980,047

		$3,060,223

Marine — 1.2%
Kirby Corp.(1)	17,976	$781,417

		$781,417

Oil, Gas & Consumable Fuels — 0.1%
PDC Energy, Inc.(1)	15,501	$96,261

		$96,261

Pharmaceuticals — 1.4%
Catalent, Inc.(1)	18,459	$958,945

		$958,945

Professional Services — 1.9%
CBIZ, Inc.(1)	60,058	$1,256,413

		$1,256,413

Road & Rail — 1.7%
Landstar System, Inc.	11,638	$1,115,619

		$1,115,619

Semiconductors & Semiconductor Equipment — 1.4%
Diodes, Inc.(1)	5,194	$211,058
Silicon Laboratories, Inc.(1)	8,552	730,426

		$941,484

Software — 10.6%
ACI Worldwide, Inc.(1)	78,447	$1,894,495
Altair Engineering, Inc., Class A(1)	44,582	1,181,423
CDK Global, Inc.	27,007	887,180
Envestnet, Inc.(1)	18,872	1,014,936
RealPage, Inc.(1)	39,849	2,109,208

		$7,087,242

Specialty Retail — 1.3%
Five Below, Inc.(1)	3,125	$219,938
Lithia Motors, Inc., Class A	1,548	126,611
National Vision Holdings, Inc.(1)	27,505	534,147

		$880,696

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	6,807	$474,924
Deckers Outdoor Corp.(1)	1,178	157,852

		$632,776

Thrifts & Mortgage Finance — 1.1%
Essent Group, Ltd.	10,620	$279,731
Washington Federal, Inc.	18,394	477,508

		$757,239

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc.	20,460	$935,431

		$935,431

Water Utilities — 1.2%
Middlesex Water Co.	12,851	$772,602

		$772,602

Total Common Stocks (identified cost $67,302,260)		$65,267,697

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	1,326,273	$1,325,743

Total Short-Term Investments (identified cost $1,325,641)		$1,325,743

Total Investments — 99.3% (identified cost $68,627,901)		$66,593,440

Other Assets, Less Liabilities — 0.7%		$439,231

Net Assets — 100.0%		$67,032,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

The Fund did not have any open derivative instruments at March 31, 2020.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $1,325,743, which represents 2.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,022,542	$7,193,250	$(6,890,002)	$(52)	$5	$1,325,743	$5,915	1,326,273

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$65,267,697	*	$—	$—	$65,267,697
Short-Term Investments	—		1,325,743	—	1,325,743
Total Investments	$65,267,697		$1,325,743	$—	$66,593,440

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.